Segment Reporting (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Percentage of external revenue	99.97%	100.00%
Non-current assets	€ 29,612	€ 30,867	€ 31,028
Goodwill	6,602
UNITED ARAB EMIRATES
IfrsStatementLineItems [Line Items]
Non-current assets	29,120	30,793
UNITED ARAB EMIRATES | LPG distribution & engineering [member]
IfrsStatementLineItems [Line Items]
Goodwill	6,600	6,600
UNITED ARAB EMIRATES | QIND acquisition [member]
IfrsStatementLineItems [Line Items]
Non-current assets	€ 21,500	€ 24,000